Employee Benefits Obligation - Summary of Movement in Employee's Retirement Benefits (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2025
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	$ 716	$ 740	$ 751
Expenses charged to statement of profit or loss	20	161	156
Actuarial remeasurement charged to other comprehensive income	9	33	2
Payment during the period	(3)	(170)	(66)
Foreign currency translation effect	(2)	(13)	(16)
Net defined benefit liability (asset) at end of period	$ 740	$ 751	$ 827